SHARE BASED COMPENSATION (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 28, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expense (benefit) related to options granted						$ 3,000,000	$ 1.3
Restricted stock awards expense						903,829
Intrinsic value						800,000		$ 1,200,000
Total fair value of option vested						4,000,000		100,000
General and administrative expense		$ 685,000	$ 1,088,000	$ 1,036,000	$ 1,660,000	4,495,000		$ 922,000
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expense (benefit) related to options granted		(200,000)	$ 1,300,000	(100,000)	$ 2,800,000
Remaining stock option cost for nonvested awards		100,000		$ 100,000
Remaining weighted average vesting period				1 year 2 months 12 days
Non-vested shares						$ 400,000
Stock options to acquire shares of common stock | shares						402,500
Unvested RSUs granted to executive officers | shares						1,010,203
Stock Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Representative Warrants | shares						6,000,000
Restricted Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards expense		100,000		$ 600,000
Remaining stock option cost for nonvested awards		$ 200,000		$ 200,000
Remaining weighted average vesting period						1 year 4 months 24 days
Unrecognized compensation expense						$ 1,600,000
Fair value of non-employee stock warrants granted	$ 100,000
General and administrative expense						$ 400,000
Common stock issued for RSUs vested | shares						20,000